Pensions And Other Postemployment Benefits (Reconciliation of Plans Benefit Obligations, Plan Assets, Funded Status And Recognition In Consolidated Balance Sheets) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 23, 2010	Jun. 01, 2010
United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailments	$ (16)
Pension Benefits [Member] | United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	21	19	21
Interest cost	53	58	61
Funded status of the plan	(520)	(557)
Current liabilities	(3)	(3)
Noncurrent liabilities	(517)	(554)
Net amount recognized	(520)	(557)
Net actuarial loss	435	415
Total	435	415
Pension Benefits [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	9	9	8
Interest cost	16	17	16
Funded status of the plan	(419)	(314)
Noncurrent assets	2	2
Current liabilities	(15)	(14)
Noncurrent liabilities	(406)	(302)
Net amount recognized	(419)	(314)
Net actuarial loss	107	36
Prior service cost (credit)	4	3
Total	111	39
Pension Benefits [Member] | Change In Benefit Obligation [Member] | United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	1,227	1,151
Service cost	21	19
Interest cost	53	58
Benefits paid	(62)	(60)
Curtailments	(16)
Settlements	(4)
Contractual termination benefit	6
Actuarial losses (gains) and changes in actuarial assumptions	98	59
Net transfers (out) in	(25)
Benefit obligation, end of year	1,298	1,227
Pension Benefits [Member] | Change In Benefit Obligation [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	362	352
Service cost	9	9
Interest cost	16	17
Benefits paid	(21)	(22)
Plan amendments	1
Actuarial losses (gains) and changes in actuarial assumptions	94	21
Net transfers (out) in	3	1
Currency translation	10	(16)
Benefit obligation, end of year	474	362
Pension Benefits [Member] | Change In Plan Assets [Member] | United States Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning of year	670	662
Actual return on plan assets	82	9
Company contributions	93	64
Benefits paid	(62)	(60)
Expenses	(5)	(5)
Fair value of plan assets, end of year	778	670
Pension Benefits [Member] | Change In Plan Assets [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning of year	48	48
Actual return on plan assets	3	2
Company contributions	24	23
Benefits paid	(21)	(22)
Currency translation	1	(3)
Fair value of plan assets, end of year	55	48
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	1
Interest cost	14	18	21
Funded status of the plan	(395)	(350)
Current liabilities	(29)	(26)
Noncurrent liabilities	(366)	(324)
Net amount recognized	(395)	(350)
Net actuarial loss	113	41
Prior service cost (credit)	(75)	(124)		2	162
Total	38	(83)
Other Postemployment Benefits [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	350	366
Service cost	1	1
Interest cost	14	18
Benefits paid	(29)	(30)
Medicare subsidies received	3	3
Plan amendments	(16)	(4)
Actuarial losses (gains) and changes in actuarial assumptions	75	(3)
Net transfers (out) in	(3)
Currency translation		(1)
Benefit obligation, end of year	395	350
Other Postemployment Benefits [Member] | Change In Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions	26	27
Benefits paid	(29)	(30)
Medicare subsidies received	$ 3	$ 3